ASSETS AND LIABILITIES HELD FOR SALE - Bambouk assets and liabilities held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 367.1	$ 407.8	$ 544.9
Exploration and evaluation assets	85.7	128.0
Property, plant and equipment	3,496.5	2,598.0
Other non-current assets	76.3	128.8
Assets	4,537.9	4,425.1
Accounts payable and accrued liabilities	317.6	294.1
Liabilities	2,273.8	2,218.3
Assets and liabilities classified as held for sale | Bambouk
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	0.5	2.3
Exploration and evaluation assets	34.1	34.1
Property, plant and equipment	0.0	78.5
Other non-current assets	0.0	1.1
Assets	34.6	116.0
Accounts payable and accrued liabilities	5.6	7.7
Liabilities	$ 5.6	$ 7.7